UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE
DIVERSIFIED STRATEGIC
INCOME PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2008

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited)	September 30, 2008

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 47.1%
FHLMC — 23.5%
	Federal Home Loan Mortgage Corp. (FHLMC)(l):
$560,869	5.000% due 8/1/35	$547,307
250,355	5.360% due 2/1/36 (a)	253,714
103,992	5.779% due 2/1/37 (a)	105,740
570,345	6.062% due 3/1/37 (a)	584,681
283,793	5.938% due 5/1/37 (a)	289,690
241,277	5.939% due 5/1/37 (a)	245,879
	Gold:
58,776	7.000% due 2/1/15-5/1/16	62,002
154,668	6.500% due 9/1/31	160,000
7,002,870	5.000% due 7/1/35-12/1/36	6,833,045
578,304	5.500% due 11/1/35-4/1/38	575,831
737,818	6.000% due 12/1/36-2/1/37	747,708
125,000	5.000% due 10/14/38 (b)	121,777
300,000	6.000% due 10/14/38 (b)	303,703

	Total FHLMC	10,831,077

FNMA — 18.9%
	Federal National Mortgage Association (FNMA)(l):
1,487,675	6.500% due 3/1/16-11/1/36	1,531,163
1,053,917	5.500% due 12/1/16-2/1/37	1,054,071
900,000	5.500% due 10/20/23-10/14/38 (b)	901,860
400,000	6.000% due 10/20/23-10/14/38 (b)	406,875
38,776	7.500% due 2/1/30-7/1/31	41,864
345,581	7.000% due 7/1/30-4/1/32	363,309
602,349	6.000% due 3/1/32-4/1/32	613,467
769,262	5.000% due 6/1/35-2/1/36	751,076
3,100,000	5.000% due 10/14/38 (b)	3,021,046

	Total FNMA	8,684,731

GNMA — 4.7%
	Government National Mortgage Association (GNMA):
37,356	7.000% due 6/15/28-7/15/29	39,396
217,954	6.500% due 9/15/28-2/15/31	224,517
600,000	5.000% due 10/22/38 (b)	588,469
600,000	5.500% due 10/22/38 (b)	598,314
700,000	6.000% due 10/22/38 (b)	710,048

	Total GNMA	2,160,744

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $21,509,591)	21,676,552

ASSET-BACKED SECURITIES — 4.2%
Financials — 4.2%
Credit Card — 0.6%
310,000	Washington Mutual Master Note Trust, 2.518% due 9/15/13 (a)(c)	277,319

Home Equity — 3.6%
131,543	Accredited Mortgage Loan Trust, 3.447% due 9/25/35 (a)	121,658
404,232	ACE Securities Corp., 3.377% due 1/25/36 (a)	84,410
401,634	Bear Stearns Asset-Backed Securities Trust, 3.557% due 9/25/34 (a)	374,872
85,201	Countrywide Asset-Backed Certificates, 4.457% due 6/25/34 (a)	38,313
378,004	Countrywide Home Equity Loan Trust, 2.788% due 12/15/33 (a)(c)	170,102
299,949	First Horizon ABS Trust, 2.632% due 10/25/34 (a)	150,054
392,806	GSRPM Mortgage Loan Trust, 3.507% due 3/25/35 (a)(c)(d)	294,605
347,746	Indymac Home Equity Loan Asset-Backed Trust, 3.377% due 4/25/36 (a)	94,615
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Home Equity — 3.6% (continued)
$561,888	Lehman XS Trust, 3.417% due 9/25/46 (a)(d)	$249,006
325,428	SACO I Trust, 3.377% due 2/25/34 (a)	101,713
7,825	Sail Net Interest Margin Notes, 7.750% due 4/27/33 (c)(e)	1

	Total Home Equity	1,679,349

	TOTAL ASSET-BACKED SECURITIES (Cost — $3,642,325)	1,956,668

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.8%
489,835	American Home Mortgage Investment Trust, 5.294% due 6/25/45 (a)	273,322
400,000	Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43	354,893
365,062	Banc of America Mortgage Securities, 4.801% due 9/25/35 (a)	332,486
291,932	Commercial Mortgage Pass-Through Certificates, 5.447% due 7/16/34 (c)	287,655
	Countrywide Alternative Loan Trust:
38,627	5.500% due 10/25/33	30,854
426,360	3.537% due 11/20/35 (a)	272,984
455,197	3.477% due 1/25/36 (a)	287,016
491,743	3.417% due 7/25/46 (a)	262,394
	Countrywide Home Loan, Mortgage Pass-Through Trust:
302,320	4.578% due 11/25/34 (a)	265,568
304,089	3.507% due 5/25/35 (a)	198,288
640,000	CS First Boston Mortgage Securities Corp., 5.230% due 12/15/40 (a)	581,091
245,933	Deutsche ALT-A Securities Inc. Mortgage Loan Trust, 4.941% due 8/25/35 (a)	219,484
	Downey Savings & Loan Association Mortgage Loan Trust:
286,458	3.240% due 3/19/45 (a)	186,281
401,960	3.775% due 3/19/46 (a)	221,078
401,960	3.775% due 3/19/47 (a)	114,056
494,943	GSR Mortgage Loan Trust, 5.300% due 10/25/35 (a)	381,492
	Harborview Mortgage Loan Trust:
407,867	3.430% due 11/19/34 (a)	292,697
334,236	3.380% due 1/19/35 (a)	230,930
	Indymac Index Mortgage Loan Trust:
207,531	6.079% due 3/25/35 (a)(d)	122,443
287,594	5.980% due 8/25/37 (a)	185,665
464,055	3.417% due 5/25/46 (a)	282,987
	JPMorgan Chase Commercial Mortgage Securities Corp.:
640,000	5.814% due 6/12/43 (a)	576,034
550,000	6.007% due 6/15/49 (a)	472,018
160,583	MASTR ARM Trust, 5.652% due 11/25/35 (a)(c)	125,255
177,796	Merrill Lynch Mortgage Investors Trust, 5.030% due 5/25/34 (a)	157,118
270,000	Merrill Lynch Mortgage Trust, 5.841% due 5/12/39 (a)	244,244
616,215	Morgan Stanley Mortgage Loan Trust, 5.797% due 3/25/36 (a)	395,835
164,932	RBSGC Mortgage Pass-Through Certificates, 3.657% due 1/25/37 (a)	126,542
185,946	Residential Accredit Loans Inc., 3.567% due 1/25/37 (a)	105,115
184,745	Structured ARM Loan Trust, 6.007% due 11/25/35 (a)	129,841
275,375	Structured Asset Mortgage Investments Inc., 3.417% due 5/25/46 (a)	169,825
	Washington Mutual Inc.:
231,926	5.931% due 9/25/36 (a)	180,531
471,070	3.477% due 12/25/45 (a)	304,568
269,667	3.497% due 12/25/45 (a)	189,587
	Wells Fargo Mortgage Backed Securities Trust:
428,816	5.001% due 10/25/35 (a)	383,095
178,082	5.240% due 4/25/36 (a)	166,467

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $12,221,400)	9,109,739

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 37.0%
Consumer Discretionary — 4.3%
Auto Components — 0.0%
	Visteon Corp., Senior Notes:
$4,000	8.250% due 8/1/10	$3,340
9,000	12.250% due 12/31/16 (c)	5,445

	Total Auto Components	8,785

Automobiles — 0.4%
	Ford Motor Co.:
	Debentures:
50,000	6.625% due 10/1/28	19,250
25,000	8.900% due 1/15/32	11,375
250,000	Notes, 7.450% due 7/16/31	108,750
	General Motors Corp., Senior Debentures:
155,000	8.250% due 7/15/23	61,612
5,000	8.375% due 7/15/33	2,025

	Total Automobiles	203,012

Hotels, Restaurants & Leisure — 0.5%
10,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	7,225
25,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	18,125
30,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	22,650
	MGM MIRAGE Inc.:
65,000	Notes, 6.750% due 9/1/12	51,187
60,000	Senior Notes, 7.625% due 1/15/17	43,500
50,000	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	27,375
50,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (c)	47,750

	Total Hotels, Restaurants & Leisure	217,812

Media — 3.3%
199,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	132,335
150,000	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	97,500
245,000	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	257,191
80,000	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	84,378
	Comcast Corp., Notes:
120,000	6.500% due 1/15/15	115,446
10,000	6.500% due 1/15/17	9,413
10,000	5.875% due 2/15/18	8,932
	CSC Holdings Inc., Senior Notes:
5,000	7.625% due 4/1/11	4,825
50,000	6.750% due 4/15/12	46,063
81,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	80,393
50,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	40,250
50,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	13,875
410,000	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	413,323
	News America Inc.:
20,000	6.200% due 12/15/34	15,991
10,000	Senior Notes, 6.650% due 11/15/37	8,411
220,000	Time Warner Inc., Senior Notes, 7.625% due 4/15/31	191,512
20,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (c)	15,900

	Total Media	1,535,738

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Multiline Retail — 0.1%
$25,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	$21,063

	TOTAL CONSUMER DISCRETIONARY	1,986,410

CONSUMER STAPLES — 0.4%
Food & Staples Retailing — 0.3%
128,338	CVS Caremark Corp., Pass-Through Certificates, 6.943% due 1/10/30 (c)	121,859

Food Products — 0.1%
75,000	Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10	66,375
5,000	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	5,022

	Total Food Products	71,397

	TOTAL CONSUMER STAPLES	193,256

ENERGY — 5.4%
Energy Equipment & Services — 0.2%
40,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	38,200
	Southern Natural Gas Co.:
20,000	Notes, 5.900% due 4/1/17 (c)	17,800
25,000	Senior Notes, 8.000% due 3/1/32	23,389

	Total Energy Equipment & Services	79,389

Oil, Gas & Consumable Fuels — 5.2%
55,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	50,565
45,000	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	35,381
	Chesapeake Energy Corp., Senior Notes:
100,000	6.625% due 1/15/16	90,250
50,000	6.250% due 1/15/18	43,000
	Compagnie Generale de Geophysique SA, Senior Notes:
10,000	7.500% due 5/15/15	9,600
45,000	7.750% due 5/15/17	42,975
275,000	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	277,241
	El Paso Corp., Medium-Term Notes:
50,000	7.375% due 12/15/12	48,329
190,000	7.800% due 8/1/31	161,028
75,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	71,250
150,000	Gaz Capital SA, Notes, 8.625% due 4/28/34 (c)	140,250
70,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (c)	55,528
182,000	Intergas Finance BV, Bonds, 6.375% due 5/14/17 (c)	131,495
130,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (c)	112,450
135,000	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	127,114
	Kinder Morgan Energy Partners LP:
110,000	Notes, 6.750% due 3/15/11	111,449
	Senior Notes:
30,000	6.300% due 2/1/09	29,963
10,000	5.850% due 9/15/12	9,722
20,000	6.000% due 2/1/17	18,158
	OPTI Canada Inc., Senior Secured Notes:
30,000	7.875% due 12/15/14	26,700
30,000	8.250% due 12/15/14	27,000
15,000	Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	14,550
	Pemex Project Funding Master Trust:
40,000	6.625% due 6/15/35 (c)	36,832
25,000	Senior Bonds, 6.625% due 6/15/35	23,020
150,000	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	142,125
10,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (c)(e)(f)	1,050
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 5.2% (continued)
$55,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	$42,900
50,000	Tennessee Gas Pipeline Co., Debentures, 7.625% due 4/1/37	44,627
25,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	21,375
	Williams Cos. Inc.:
30,000	Debentures, 7.500% due 1/15/31	27,369
	Notes:
150,000	7.125% due 9/1/11	147,845
60,000	7.875% due 9/1/21	60,120
10,000	8.750% due 3/15/32	10,279
	Senior Notes:
125,000	7.625% due 7/15/19	123,348
70,000	7.750% due 6/15/31	65,587
30,000	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	31,443

	Total Oil, Gas & Consumable Fuels	2,411,918

	TOTAL ENERGY	2,491,307

FINANCIALS — 14.0%
Capital Markets — 1.5%
	Bear Stearns Co. Inc.:
70,000	Senior Notes, 7.250% due 2/1/18	67,478
110,000	Subordinated Notes, 5.550% due 1/22/17	94,612
80,000	Credit Suisse Guernsey Ltd., 5.860% due 5/15/17 (a)(g)	60,660
370,000	Kaupthing Bank HF, Senior Notes, 7.625% due 2/28/15 (c)(d)(e)(h)	346,320
90,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (a)(f)(g)	45
60,000	Lehman Brothers Holdings E-Capital Trust I, Notes, 3.589% due 8/19/65 (a)(f)	30
50,000	Lehman Brothers Holdings Inc., Senior Notes, 5.250% due 2/6/12 (f)	6,500
	Morgan Stanley, Medium-Term Notes:
100,000	5.625% due 1/9/12	69,770
50,000	3.235% due 10/18/16 (a)	32,645
30,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (c)	29,400

	Total Capital Markets	707,460

Commercial Banks — 3.2%
	Glitnir Banki HF:
150,000	Notes, 6.330% due 7/28/11 (c)(h)	118,728
130,000	Subordinated Notes, 6.693% due 6/15/16 (a)(c)(h)	68,856
	ICICI Bank Ltd., Subordinated Bonds:
116,000	6.375% due 4/30/22 (a)(c)	80,185
100,000	6.375% due 4/30/22 (a)(c)	76,082
260,000	Landsbanki Islands HF, Senior Notes, 6.100% due 8/25/11 (c)(h)	220,508
120,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(c)(g)	89,194
120,000	Royal Bank of Scotland Group PLC, Bonds, 6.990% due 10/5/17 (a)(c)(g)	89,566
120,000	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(c)	115,211
130,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(c)(g)	54,571
60,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (a)	37,069
	TuranAlem Finance BV, Bonds:
270,000	8.250% due 1/22/37 (c)	151,875
100,000	8.250% due 1/22/37 (c)	56,250
420,000	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	257,827
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Commercial Banks — 3.2% (continued)
$100,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	$82,686

	Total Commercial Banks	1,498,608

Consumer Finance — 4.6%
100,000	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (a)	85,603
	Ford Motor Credit Co.:
	Notes:
860,000	7.375% due 10/28/09	691,568
25,000	7.875% due 6/15/10	19,090
	Senior Notes:
500,000	5.800% due 1/12/09	474,768
131,000	8.069% due 6/15/11 (a)	95,439
	General Motors Acceptance Corp.:
130,000	Bonds, 8.000% due 11/1/31	49,106
	Notes:
160,000	5.625% due 5/15/09	114,337
20,000	7.250% due 3/2/11	9,464
275,000	6.875% due 9/15/11	122,767
180,000	6.625% due 5/15/12	76,255
150,000	6.750% due 12/1/14	57,627
60,000	Senior Notes, 5.850% due 1/14/09	51,283
	SLM Corp., Medium-Term Notes:
135,000	5.000% due 10/1/13	83,783
225,000	5.375% due 5/15/14	139,652
30,000	5.050% due 11/14/14	18,322
25,000	5.625% due 8/1/33	12,528

	Total Consumer Finance	2,101,592

Diversified Financial Services — 3.8%
100,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(c)	26,889
130,000	Aiful Corp., Notes, 5.000% due 8/10/10 (c)	101,024
90,000	Bank of America Corp., Notes, Preferred Securities, 8.000% due 1/30/18 (a)(g)	71,376
	Citigroup Inc.:
150,000	Notes, 6.875% due 3/5/38	123,034
160,000	Senior Notes, 6.500% due 8/19/13	142,346
180,000	Subordinated Notes, 5.000% due 9/15/14	138,175
260,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (c)	264,584
220,000	General Electric Capital Corp., Subordinated Debentures, 6.375% due 11/15/67 (a)	178,306
410,000	JPMorgan Chase & Co., Subordinated Notes, 5.125% due 9/15/14	365,852
100,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (a)(g)	75,789
	Residential Capital LLC:
268,000	Junior Secured Notes, 9.625% due 5/15/15 (c)	65,660
45,000	Senior Secured Notes, 8.500% due 5/15/10 (c)	24,975
160,000	TNK-BP Finance SA, Bonds, 7.500% due 7/18/16 (c)	112,400
50,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 9.384% due 10/1/15	43,500

	Total Diversified Financial Services	1,733,910

Insurance — 0.5%
	American International Group Inc.:
110,000	Junior Subordinated Debentures, 6.250% due 3/15/37	17,636
20,000	Medium-Term Notes, 5.850% due 1/16/18	10,054
190,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	118,735
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Insurance — 0.5% (continued)
$100,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (a)	$77,030

	Total Insurance	223,455

Real Estate Management & Development — 0.1%
110,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	37,950

Thrifts & Mortgage Finance — 0.3%
50,000	Countrywide Financial Corp., Medium-Term Notes, 2.931% due 1/5/09 (a)	49,331
100,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	75,000

	Total Thrifts & Mortgage Finance	124,331

	TOTAL FINANCIALS	6,427,306

HEALTH CARE — 1.6%
Health Care Providers & Services — 1.4%
30,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	28,650
50,000	DaVita Inc., Senior Notes, 6.625% due 3/15/13	47,750
	HCA Inc.:
	Senior Notes:
58,000	6.250% due 2/15/13	48,720
10,000	6.500% due 2/15/16	7,975
	Senior Secured Notes:
90,000	9.250% due 11/15/16	87,750
20,000	9.625% due 11/15/16 (i)	19,050
75,000	Tenet Healthcare Corp., Senior Notes, 7.375% due 2/1/13	68,625
300,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	306,055
10,000	WellPoint Inc., Senior Notes, 5.875% due 6/15/17	9,272

	Total Health Care Providers & Services	623,847

Pharmaceuticals — 0.2%
110,000	Wyeth, Notes, 5.950% due 4/1/37	99,505

	TOTAL HEALTH CARE	723,352

INDUSTRIALS — 1.6%
Aerospace & Defense — 0.1%
25,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	24,688

Airlines — 0.6%
	Delta Air Lines Inc., Pass-Through Certificates:
100,000	7.570% due 11/18/10	90,500
93,494	6.821% due 8/10/22 (d)	74,561
40,177	Northwest Airlines Corp., 7.575% due 3/1/19 (d)	34,150
	United Airlines Inc., Pass-Through Certificates:
49,094	7.811% due 10/1/09	56,213
23,260	8.030% due 7/1/11 (d)	24,481

	Total Airlines	279,905

Building Products — 0.0%
20,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	19,800

Industrial Conglomerates — 0.9%
420,000	Tyco International Group SA, Notes, 6.000% due 11/15/13	411,999

Road & Rail — 0.0%
	Hertz Corp.:
20,000	Senior Notes, 8.875% due 1/1/14	17,350
See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Road & Rail — 0.0% (continued)
$5,000	Senior Subordinated Notes, 10.500% due 1/1/16	$4,200

	Total Road & Rail	21,550

	TOTAL INDUSTRIALS	757,942

INFORMATION TECHNOLOGY — 0.5%
IT Services — 0.5%
200,000	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	203,274
25,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	22,625

	TOTAL INFORMATION TECHNOLOGY	225,899

MATERIALS — 2.0%
Chemicals — 0.4%
50,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20	30,250
60,000	FMC Finance III SA, Senior Notes, 6.875% due 7/15/17	58,050
10,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	6,200
85,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	87,975

	Total Chemicals	182,475

Containers & Packaging — 0.3%
	Graham Packaging Co. Inc.:
20,000	Senior Notes, 8.500% due 10/15/12	18,600
10,000	Senior Subordinated Notes, 9.875% due 10/15/14	8,750
75,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	68,250
25,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (c)	21,250
25,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (d)(e)(f)	0

	Total Containers & Packaging	116,850

Metals & Mining — 1.0%
140,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (c)	107,100
60,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	59,188
35,000	Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15	30,275
220,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	196,924
100,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (c)	89,680

	Total Metals & Mining	483,167

Paper & Forest Products — 0.3%
150,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	148,363

	TOTAL MATERIALS	930,855

TELECOMMUNICATION SERVICES — 3.1%
Diversified Telecommunication Services — 2.4%
150,000	AT&T Inc., Global Notes, 5.500% due 2/1/18	133,813
25,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27	18,875
155,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	138,468
50,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (d)(e)(f)	0
160,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	167,738
125,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	115,625
30,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	22,800
90,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	78,300
140,000	Telecom Italia Capital S.p.A., Senior Notes, 5.250% due 10/1/15	116,698
80,000	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	82,652
120,000	Verizon New York Inc., Senior Debentures, 6.875% due 4/1/12	120,088
100,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (c)	79,577
40,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	37,100

	Total Diversified Telecommunication Services	1,111,734

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Wireless Telecommunication Services — 0.7%
$60,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	$56,510
125,000	Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	82,547
200,000	Sprint Capital Corp., Senior Notes, 8.375% due 3/15/12	180,129

	Total Wireless Telecommunication Services	319,186

	TOTAL TELECOMMUNICATION SERVICES	1,430,920

UTILITIES — 4.1%
Electric Utilities — 1.3%
70,000	Duke Energy Corp., Senior Notes, 5.625% due 11/30/12	70,961
165,000	Exelon Corp., Bonds, 5.625% due 6/15/35	128,370
245,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	228,391
90,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	87,750
110,000	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	97,390

	Total Electric Utilities	612,862

Independent Power Producers & Energy Traders — 2.8%
	AES Corp., Senior Notes:
40,000	7.750% due 10/15/15	36,500
200,000	8.000% due 10/15/17	181,500
130,000	8.000% due 6/1/20 (c)	114,400
60,000	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	45,600
	Edison Mission Energy, Senior Notes:
80,000	7.200% due 5/15/19	70,800
20,000	7.625% due 5/15/27	16,300
600,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (c)(i)	510,000
	NRG Energy Inc., Senior Notes:
25,000	7.250% due 2/1/14	23,250
85,000	7.375% due 2/1/16	76,712
	TXU Corp., Senior Notes:
70,000	5.550% due 11/15/14	52,588
45,000	6.500% due 11/15/24	28,884
175,000	6.550% due 11/15/34	108,403

	Total Independent Power Producers & Energy Traders	1,264,937

	TOTAL UTILITIES	1,877,799

	TOTAL CORPORATE BONDS & NOTES (Cost — $21,145,587)	17,045,046

CONVERTIBLE BOND & NOTE — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
40,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $40,000)	26,550

SOVEREIGN BONDS — 2.1%
Italy — 0.9%
350,000	Region of Lombardy, 5.804% due 10/25/32	393,718

Mexico — 0.7%
	United Mexican States, Medium-Term Notes:
140,000	5.875% due 1/15/14	141,225
196,000	6.750% due 9/27/34	197,470

	Total Mexico	338,695

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

Russia — 0.5%
$175,000	Russian Federation, 11.000% due 7/24/18 (c)	$238,438

	TOTAL SOVEREIGN BONDS (Cost — $950,094)	970,851

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.7%
U.S. Government Agency — 0.7%
300,000	Farmer Mac, Guaranteed Trust, 5.125% due 4/19/17 (c)(d)	308,076

U.S. Government Obligations — 0.0%
10,000	U.S. Treasury Bonds, 4.750% due 2/15/37	10,700
5,000	U.S. Treasury Notes, 4.500% due 3/31/09	5,077

	Total U.S. Government Obligations	15,777

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $312,138)	323,853

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.0%
37	U.S. Treasury Bonds, Inflation Indexed, 1.750% due 1/15/28 (Cost — $37)	32

Shares

COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
122,658	Home Interiors & Gifts Inc. (d)(e)*	0

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,630	Aurora Foods Inc. (d)(e)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
66	McLeodUSA Inc., Class A Shares (d)(e)*	0

	TOTAL COMMON STOCKS (Cost — $49,437)	0

PREFERRED STOCKS — 0.1%
FINANCIALS — 0.1%
Thrifts & Mortgage Finance — 0.1%
7,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (a)(l)*	11,410
300	Federal National Mortgage Association (FNMA), 7.000% (a)(l)*	840
5,300	Federal National Mortgage Association (FNMA), 8.250% (a)(l)*	11,554

	TOTAL PREFERRED STOCKS (Cost — $323,460)	23,804

Warrants

WARRANTS — 0.0%
60	Cybernet Internet Services International Inc., Expires 7/1/09(c)(d)(e)*	0
50	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(c)(d)(e)*	0
50	IWO Holdings Inc., Expires 1/15/11(c)(d)(e)*	0
60	Merrill Corp., Class B Shares, Expires 5/1/09(c)(d)(e)*	0

	TOTAL WARRANTS (Cost — $21,252)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $60,215,321)	51,133,095

See Notes to Schedule of Investments.

Legg Mason Partners Variable Diversified Strategic Income Portfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 3.6%
U.S. Government Agencies — 0.8%
	Federal National Mortgage Association (FNMA), Discount Notes:
$324,000	1.825%- 2.720% due 12/15/08 (j)(k)(l)	$322,330
30,000	2.659% due 12/17/08 (j)(k)(l)	29,841

	Total U.S. Government Agencies (Cost — $352,315)	352,171

Repurchase Agreement — 2.8%
1,295,000	Morgan Stanley tri-party repurchase agreement dated 9/30/08, 1.250% due 10/1/08; Proceeds at maturity — $1,295,045; (Fully collateralized by U.S. government agency obligation, 5.625% due 11/19/19; Market value — $1,350,135) (Cost — $1,295,000)	1,295,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $1,647,315)	1,647,171

	TOTAL INVESTMENTS — 114.7% (Cost — $61,862,636#)	52,780,266
	Liabilities in Excess of Other Assets — (14.7)%	(6,768,013)

	TOTAL NET ASSETS — 100.0%	$46,012,253

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(e)	Illiquid security.

(f)	Security is currently in default.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Subsequent to the reporting period, this security went into default.

(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(j)	Rate shown represents yield-to-maturity.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ARM — Adjustable Rate Mortgage
MASTR — Mortgage Asset Securitization Transactions Inc.
Schedule of Written Options

		Expiration	Strike
Contracts	Security	Date	Price	Value
5	Eurodollar Futures, Call	9/14/09	$97.63	$3,219
17	Eurodollar Futures, Put	3/16/09	96.75	11,398
7	U.S. Treasury 10-Year Bonds Futures, Call	11/21/08	118.00	7,328
7	U.S. Treasury 10-Year Notes Futures, Call	11/21/08	117.00	8,531
7	U.S. Treasury 10-Year Notes Futures, Put	11/21/08	112.00	5,469

	Total Written Options (Premiums Received — $29,140)			$35,945

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Diversified Strategic Income Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the“1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(b) Financial Futures Contracts. The Portfolio may enter into financial futures contracts as a hedging technique in an attempt to manage risk in the Portfolio, as a substitute for buying or selling securities, as a cash flow management technique, or for purposes of enhancing returns. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Porfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

Notes to Schedule of Investments (unaudited) (continued)
(d) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Mortgage Dollar Rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.
The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
(f) Loan Participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.
The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedule of Investments (unaudited) (continued)
(i) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio.
Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(j) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	September 30, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$52,780,266	$23,804	$51,898,146	$858,316
Other Financial Instruments*	103,868	89,459	14,409	—

Total	$52,884,134	$113,263	$51,912,555	$858,316

*	Other financial instruments may include options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of December 31, 2007	—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	$858,316

Balance as of September 30, 2008	$858,316

3. Investments
At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$335,896
Gross unrealized depreciation	(9,418,266)

Net unrealized depreciation	$(9,082,370)

At September 30, 2008, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
Euribor	19	12/08	$6,390,415	$6,348,196	$(42,219)
Euribor	9	3/09	3,019,292	3,025,718	6,426
Eurodollar	12	12/08	2,905,223	2,896,350	(8,873)
Eurodollar	60	3/09	14,505,280	14,555,250	49,970
Eurodollar	5	6/09	1,201,400	1,212,000	10,600
Eurodollar	5	9/09	1,199,713	1,210,938	11,225
LIBOR	16	12/08	3,392,820	3,349,333	(43,487)
LIBOR	23	3/09	4,820,069	4,858,654	38,585
U.S. Treasury 2-Year Notes	21	12/08	4,453,589	4,482,187	28,598
U.S. Treasury 5-Year Notes	26	12/08	2,907,466	2,918,094	10,628
U.S. Treasury Bonds	16	12/08	1,881,352	1,874,750	(6,602)

					54,851

Contracts to Sell:
U.S. Treasury 10-Year Notes	34	12/08	$3,917,080	$3,897,250	$19,830

Net Unrealized Gain on Open Futures Contracts					$74,681

During the period ended September 30, 2008, written option transactions for the Portfolio were as follows:

	Number of
	Contracts	Premiums

Written options, outstanding December 31, 2007	49	$37,318
Options written	118	72,721
Options closed	(106)	(74,801)
Options expired	(18)	(6,098)

Written options, outstanding September 30, 2008	43	$29,140

Notes to Schedule of Investments (unaudited) (continued)
Options on futures which trade on the EUREX and LIFFE exchanges are marked-to-market daily. Variation margin payments are received or made by the Fund periodically based on the fluctuation in value. The contract price is not paid at the time of purchase, but upon exercising the options. If exercised, the buyer is required to pay the original contract price to the seller net of the variation margin payments.
At September 30, 2008, the Portfolio held the following purchased options on futures:

	Number of	Strike	Expiration	Basis	Market	Unrealized
Security	Contracts	Price	Date	Value	Value	Gain

Euribor, Call	52	96.00EUR	12/5/08	$26,887	$48,470	$21,583
At September 30, 2008, the Portfolio had the following open forward foreign currency contracts:

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain

Contracts to Sell:
Euro	91,000	$128,450	11/5/08	$14,409
At September 30, 2008, the Portfolio held TBA securities with a total cost of $6,664,309.
4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer

Date: November 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer

Date: November 25, 2008

By:	/s/ Frances M. Guggino

Frances M. Guggino Chief Financial Officer

Date: November 25, 2008